Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	ROYCE FUND
Entity Central Index Key	0000709364
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 15, 2019
Document Effective Date	Jul. 15, 2019
Prospectus Date	May 01, 2019
ISI Prospectus | Royce Micro-Cap Fund | Investment Class
Prospectus:
Trading Symbol	RYOTX
ISI Prospectus | Royce Micro-Cap Fund | Service Class
Prospectus:
Trading Symbol	RMCFX
CR Prospectus | Royce Micro-Cap Fund | Consultant Class
Prospectus:
Trading Symbol	RYMCX